Cover Page	May 07, 2020	Apr. 23, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	IDEX CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10235
Entity Tax Identification Number	36-3555336
Entity Address, Address Line One	1925 W. Field Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	498-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	IEX
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0000832101
Amendment Flag	false